Leases - Schedule of Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 202	$ 192